Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventory
The components of inventory, net of applicable lower of cost or net realizable value adjustments, consist of the following as of December 31:

($ in thousands)	2021	2020
Homes preparing for and under renovation	$327,455	$47,978
Homes listed for sale	400,308	30,826
Homes under contract to sell	404,808	92,555

Inventory	$1,132,571	$171,359